ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Deposit from customers	$ 32,337	$ 30,515	$ 15,043
Salary payable	41,045	36,460	50,872
Commission	4,780		9,869
Total	$ 78,162	$ 66,975	$ 75,784